Related party transactions - Schedule of Relationship Between Related Parties with their Groups (Detail)	12 Months Ended
Dec. 31, 2023
Aiden & Jasmine Limited
Relationship between related parties with their groups
Relationship with the Group	Shareholder of the Company
Millet Technology Co., Ltd. ("Xiaomi Technology")
Relationship between related parties with their groups
Relationship with the Group	(note)
Guangzhou Millet Information Service Co., Ltd. ("Guangzhou Millet")
Relationship between related parties with their groups
Relationship with the Group	(note)
Shenzhen Xiaomi Technology Co., Ltd. ("Shenzhen Xiaomi")
Relationship between related parties with their groups
Relationship with the Group	(note)
Beijing Xiaobu Technology Co., Ltd. ("Beijing Xiaobu")
Relationship between related parties with their groups
Relationship with the Group	Company owned by the principal shareholder of the Company
Sungai Pte. Ltd. ("Sungai")
Relationship between related parties with their groups
Relationship with the Group	Company owned by the principal shareholder of the Company
Beijing Itui Technology Co., Ltd. ("Beijing Itui")
Relationship between related parties with their groups
Relationship with the Group	Company owned by the principal shareholder of the Company
Itui Online
Relationship between related parties with their groups
Relationship with the Group	Company owned by the principal shareholder of the Company
Chizz (HK) Limited ("Chizz")
Relationship between related parties with their groups
Relationship with the Group	Company owned by the principal shareholder of the Company